Consolidated shareholders’ equity - Summary of Movements Share Capital (Details) - shares			12 Months Ended
	Jul. 28, 2021	Jul. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Ending balance (in shares)			1,263,560,695
Share capital | Sanofi
Disclosure of classes of share capital [line items]
Beginning balance (in shares)			1,258,971,738	1,253,846,111	1,247,395,472
Capital increase by exercise of stock subscription options (in shares)			190,076	868,655	2,745,853
Capital increase by issuance of restricted shares (in shares)			1,836,179	1,666,256	3,704,786
Capital increase reserved for employees (in shares)	2,562,702	2,590,716
Ending balance (in shares)			1,263,560,695	1,258,971,738	1,253,846,111